Selected Quarterly Financial Information (Unaudited) - Schedule of Selected Quarterly Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Contract and grant revenue	$ 16	$ 21	$ 21	$ 171	$ 21		$ 133	$ 233	$ 229	$ 387	$ 634
Total operating expenses	25,958	19,765	16,469	13,883	12,169	9,321	7,003	5,844	76,075	34,337	16,524
Loss from operations	(25,942)	(19,744)	(16,448)	(13,712)	(12,148)	(9,321)	(6,870)	(5,611)	(75,846)	(33,950)	(15,890)
Total other income (expense)	14	20	17	18	2		1		69	3	2
Net loss	$ (25,928)	$ (19,724)	$ (16,431)	$ (13,694)	$ (12,146)	$ (9,321)	$ (6,869)	$ (5,611)	$ (75,777)	$ (33,947)	$ (15,888)
Net loss per share applicable to common stockholders, basic and diluted	$ (0.79)	$ (0.61)	$ (0.55)	$ (0.46)	$ (0.72)	$ (3.66)	$ (2.86)	$ (2.52)	$ (2.43)	$ (5.59)	$ (8.95)